August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
See notes to schedule of investments.
| 1
a
a Shares Value
COMMON STOCKS - 0 .0%
Communications - 0 .0%
LuxCo 3 SARL 5,658 $ 104,948
Figs, Inc. — Class A* 3,754 57,586
Total Communications 162,534
Industrial - 0 .0%
Targus, Inc.
†††
35,676 319
YAK BLOCKER 2 LLC*
,†††
9,974 —
Total Industrial 319
Consumer, Cyclical - 0 .0%
Accuride Corp.*
,†††,∞
403,435 40
Accuride Liquidating Trust*
,†††,∞
25 —
Total Consumer, Cyclical 40
Total Common Stocks
(Cost $169,287) 162,893
PREFERRED STOCKS - 2 .8%
Financial - 2 .4%
Equitable Holdings, Inc.
4.30% 140,000 2,338,000
Goldman Sachs Group, Inc.
7.50% 1,000,000 1,036,028
6.85% 975,000 999,217
W R Berkley Corp.
4.13% due 03/30/61 95,975 1,450,182
JPMorgan Chase & Co.
6.50% 1,000,000 1,015,950
State Street Corp.
6.35%
(a),(b)
850,000 846,393
PartnerRe Ltd.
4.88% 46,000 713,000
American National Group, Inc.
7.38% 19,000 440,420
Selective Insurance Group, Inc.
4.60% 20,000 308,800
Keenova 2,561 246,069
Par Health 2,561 14,406
First Republic Bank
4.25%* 31,650 6
4.50%* 17,750 4
Total Financial 9,408,475
Consumer, Non-cyclical - 0 .2%
Ingenovis Health, LP
†††
636 656,831
Energy - 0 .1%
Venture Global LNG, Inc.
9.00%
(c)
350,000 354,799

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
2 |
a
a Shares Value
PREFERRED STOCKS - 2.8% (continued)
Utilities - 0 .1%
NextEra Energy Capital Holdings, Inc.
6.50% due 06/01/85 12,550 $ 291,913
Government - 0 .0%
CoBank ACB
7.13% 250,000 252,404
Total Preferred Stocks
(Cost $14,936,672) 10,964,422
PRIVATE FUNDS
(d)
- 0 .4%
FTAI Aircraft Leasing Offshore SPV, LP* 1,463,197
Total Private Funds
(Cost $1,347,967) 1,463,197
WARRANTS - 0 .0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 9,372 3
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/27*
,†††,(e)
23,730 2
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*
,†††,(e)
11,865 1
Total Warrants
(Cost $21,703) 6
MONEY MARKET FUNDS
(f)
- 0 .4%
BNY Dreyfus Treasury Securities Cash Management Fund
— Institutional Shares, 3.59%
(g)
1,401,212 1,401,212
BNY Dreyfus Treasury Obligations Cash Management Fund
— Institutional Shares, 3.55%
(g)
12,558 12,558
Total Money Market Funds
(Cost $1,413,770) 1,413,770
Face
Amount
~
MUNICIPAL BONDS - 68 .2%
California - 13 .7%
California Public Finance Authority Revenue Bonds
5.40% due 11/15/31 6,000,000 6,063,778
3.27% due 10/15/43 4,800,000 3,503,943
5.40% due 11/15/36 2,000,000 1,955,683
Santa Ana Unified School District, California, General
Obligation Bonds, Federal Taxable Build America Bonds
7.10% due 08/01/40
(h),(i)
7,785,000 8,484,428
6.80% due 08/01/30
(i)
2,245,000 2,349,276
Oakland Unified School District, County of Alameda,
California, Taxable General Obligation Bonds, Election
of 2006, Qualified School Construction Bonds
6.88% due 08/01/33
(h)
10,000,000 10,067,001

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 3
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 68.2% (continued)
California - 13.7% (continued)
University of California College of the Law San Francisco
Revenue Bonds
5.99% due 08/01/50
(h)
7,650,000 $ 7,534,769
6.09% due 08/01/55 600,000 594,119
California Statewide Communities Development Authority
Revenue Bonds
7.14% due 08/15/47 3,270,000 3,367,302
Marin Community College District General Obligation
Unlimited
4.03% due 08/01/38 2,000,000 1,809,871
Moreno Valley Unified School District General Obligation
Unlimited
3.82% due 08/01/44 2,000,000 1,564,882
Oxnard School District General Obligation Unlimited
2.76% due 08/01/44 1,990,000 1,346,205
Manteca Redevelopment Agency Successor Agency Tax
Allocation
3.21% due 10/01/42 1,400,000 1,073,396
San Jose Evergreen Community College District General
Obligation Unlimited
3.06% due 09/01/45 1,500,000 1,067,820
City of El Monte Taxable Pension Obligation Bonds
3.77% due 08/01/45 1,000,000 757,861
Monrovia Unified School District, Los Angeles County,
California, Election of 2006 General Obligation Bonds,
Build America Bonds, Federally Taxable
7.25% due 08/01/28
(i)
435,000 446,090
California State University Revenue Bonds
3.90% due 11/01/47 500,000 394,285
Fremont Unified School District, County of Alameda
2.75% due 08/01/41 400,000 300,476
Norman Y Mineta San Jose International Airport SJC
Revenue Bonds
3.27% due 03/01/40 250,000 196,974
3.29% due 03/01/41 70,000 54,034
Hillsborough City School District General Obligation
Unlimited
due 09/01/40
(j)
500,000 225,648
Riverside County Redevelopment Successor Agency Tax
Allocation
3.88% due 10/01/37 250,000 224,727
Total California 53,382,568
Texas - 7 .7%
Dallas Convention Center Hotel Development Corp., Hotel
Revenue Bonds
7.09% due 01/01/42
(h)
9,810,000 10,586,605
Dallas Fort Worth International Airport
4.51% due 11/01/51
(h)
7,200,000 5,993,159

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
4 |
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 68.2% (continued)
Texas - 7.7% (continued)
2.92% due 11/01/50
(h)
6,500,000 $ 4,385,854
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
3.42% due 09/01/50
(h)
8,000,000 5,494,619
City of Austin Texas Rental Car Special Facility Revenue
Bonds
2.86% due 11/15/42 2,200,000 1,608,848
City of Garland Texas Electric Utility System Revenue Bonds
3.15% due 03/01/51 2,400,000 1,584,487
Texas Department of Housing & Community Affairs Revenue
Bonds
6.05% due 07/01/45 250,000 248,751
Total Texas 29,902,323
Pennsylvania - 5 .3%
School District of Philadelphia, Pennsylvania, General
Obligation Bonds, Series 2011A, Qualified School
Construction Bonds – (Federally Taxable – Direct
Subsidy)
6.00% due 09/01/30
(h)
10,330,000 10,678,638
Pittsburgh School District Pennsylvania Taxable General
Obligation Bonds
6.85% due 09/01/29
(h)
6,895,000 7,265,752
Pennsylvania Housing Finance Agency Revenue Bonds
5.78% due 04/01/54 3,000,000 2,899,847
Total Pennsylvania 20,844,237
Washington - 5 .3%
Central Washington University Revenue Bonds
6.95% due 05/01/40 5,000,000 5,291,916
Washington State Convention Center Public Facilities
District, Lodging Tax Bonds, Taxable Build America
Bonds
6.79% due 07/01/40
(h),(i)
4,015,000 4,219,188
Central Washington University Revenue Bonds
6.50% due 05/01/30 4,080,000 4,147,511
County of Pierce Washington Sewer Revenue Bonds
2.87% due 08/01/42 4,300,000 3,169,955
Washington State University, Housing and Dining System
Revenue Bonds, Taxable Build America Bonds
7.10% due 04/01/32
(i)
2,910,000 3,066,036
King County Public Hospital District No. 2 General
Obligation Limited
3.11% due 12/01/44 1,100,000 780,996
Total Washington 20,675,602
New York - 4 .3%
Westchester County Healthcare Corp.
8.57% due 11/01/40 10,010,000 9,198,434

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 5
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 68.2% (continued)
New York - 4.3% (continued)
City of New York New York General Obligation Unlimited
6.39% due 02/01/55
(h)
4,000,000 $ 4,081,226
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51
(h)
5,000,000 3,506,970
Total New York 16,786,630
Illinois - 3 .9%
City of Chicago Illinois Wastewater Transmission Revenue
Bonds
6.90% due 01/01/40 5,100,000 5,392,673
State of Illinois General Obligation Unlimited
7.35% due 07/01/35
(h)
3,214,286 3,414,470
6.63% due 02/01/35 643,846 663,818
6.73% due 04/01/35 138,462 143,382
City of Chicago Illinois Waterworks Revenue Bonds
6.74% due 11/01/40 2,990,000 3,156,197
Illinois Housing Development Authority Revenue Bonds
6.10% due 10/01/49
(h)
1,650,000 1,626,240
6.05% due 10/01/44 650,000 649,623
Chicago Board of Education General Obligation Unlimited
6.14% due 12/01/39 195,000 176,642
Total Illinois 15,223,045
Oklahoma - 3 .7%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28 10,405,000 10,276,198
Tulsa Airports Improvement Trust Revenue Bonds
3.10% due 06/01/45 3,700,000 2,693,171
University of Oklahoma
5.95% due 07/01/49 1,465,000 1,472,032
Oklahoma State University Revenue Bonds
4.13% due 08/01/48 150,000 119,300
Total Oklahoma 14,560,701
Ohio - 3 .1%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50
(h)
8,900,000 5,508,433
American Municipal Power, Inc., Combined Hydroelectric
Projects Revenue Bonds, New Clean Renewable
Energy Bonds
7.33% due 02/15/28
(h)
2,605,000 2,676,083
Madison Local School District, Richland County, Ohio,
School Improvement, Taxable Qualified School
Construction Bonds
6.65% due 12/01/29 2,500,000 2,503,565
Ohio Housing Finance Agency Residential Mortgage
Revenue Bonds
6.23% due 09/01/55 805,000 811,975

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
6 |
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 68.2% (continued)
Ohio - 3.1% (continued)
Toronto City School District, Ohio, Qualified School
Construction Bonds General Obligation Bonds
7.00% due 12/01/28 425,000 $ 425,742
Total Ohio 11,925,798
Indiana - 3 .0%
Evansville-Vanderburgh School Building Corp.
6.50% due 01/15/30
(h)
8,690,000 8,704,008
County of Knox Indiana Revenue Bonds
5.90% due 04/01/34 2,920,000 2,867,030
Total Indiana 11,571,038
West Virginia - 2 .9%
West Virginia Higher Education Policy Commission Revenue
Bonds
7.65% due 04/01/40
(h)
10,000,000 11,303,720
Idaho - 1 .7%
Idaho Housing & Finance Association Revenue Bonds
5.72% due 07/01/49 3,695,000 3,561,676
5.55% due 07/01/49 1,455,000 1,374,397
6.03% due 07/01/50 1,195,000 1,180,390
6.14% due 07/01/45 575,000 578,121
Total Idaho 6,694,584
Michigan - 1 .6%
Detroit City School District General Obligation Unlimited
6.65% due 05/01/29 2,640,000 2,755,771
7.75% due 05/01/39 2,355,000 2,644,772
Wayne State University Revenue Bonds
3.47% due 11/15/49 1,030,000 739,147
Total Michigan 6,139,690
South Carolina - 1 .6%
County of Horry South Carolina Airport Revenue Bonds
7.33% due 07/01/40
(h)
5,000,000 5,592,002
South Carolina State Housing Finance & Development
Authority
5.69% due 07/01/51 500,000 482,403
Total South Carolina 6,074,405
Colorado - 1 .3%
State of Colorado
6.82% due 03/15/28 2,500,000 2,577,110
Colorado Housing and Finance Authority Revenue Bonds
5.60% due 11/01/43 1,380,000 1,372,278
5.50% due 11/01/39 1,065,000 1,054,988
Total Colorado 5,004,376
Massachusetts - 1 .2%
Massachusetts Port Authority Revenue Bonds
2.72% due 07/01/42
(h)
3,400,000 2,492,325

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 7
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 68.2% (continued)
Massachusetts - 1.2% (continued)
2.87% due 07/01/51 750,000 $ 473,896
Massachusetts Development Finance Agency Revenue
Bonds
3.52% due 10/01/46 2,250,000 1,530,034
Total Massachusetts 4,496,255
Nevada - 1 .1%
Nevada Housing Division Revenue Bonds
5.73% due 10/01/50 4,000,000 3,898,621
5.84% due 10/01/49 250,000 247,444
Total Nevada 4,146,065
Georgia - 1 .0%
City of Atlanta Georgia Airport Customer Facility Charge
Revenue Bonds
5.71% due 07/01/44 4,000,000 3,964,026
Mississippi - 0 .9%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41
(h)
4,500,000 3,420,404
Maryland - 0 .8%
Maryland Department of Housing & Community
Development Revenue Bonds
6.04% due 09/01/49 2,255,000 2,257,051
6.20% due 09/01/45 1,000,000 1,008,266
Total Maryland 3,265,317
New Hampshire - 0 .8%
New Hampshire Business Finance Authority Revenue Bonds
3.27% due 05/01/51 4,800,000 3,144,154
Missouri - 0 .7%
Curators of the University of Missouri Revenue Bonds
5.79% due 11/01/41 1,745,000 1,716,226
Missouri Housing Development Commission Single Family
Mortgage Revenue Bonds
5.87% due 11/01/55 1,250,000 1,204,514
Total Missouri 2,920,740
Virginia - 0 .7%
Virginia Housing Development Authority Revenue Bonds
5.57% due 10/01/49 1,700,000 1,627,574
5.95% due 10/01/54 1,000,000 988,827
Total Virginia 2,616,401
Connecticut - 0 .5%
Connecticut Housing Finance Authority Revenue Bonds
5.96% due 11/15/40 1,000,000 1,010,671
6.09% due 11/15/49 800,000 800,666
Total Connecticut 1,811,337

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
8 |
a
a
Face
Amount
~
Value
MUNICIPAL BONDS - 68.2% (continued)
Tennessee - 0 .4%
Tennessee Housing Development Agency Revenue Bonds
5.98% due 07/01/54 500,000 $ 489,812
5.95% due 07/01/50 500,000 489,340
5.97% due 07/01/54 495,000 486,975
Total Tennessee 1,466,127
District of Columbia - 0 .3%
District of Columbia Revenue Bonds
6.73% due 09/01/47
(c)
1,200,000 1,273,562
Washington Convention & Sports Authority Revenue Bonds
4.31% due 10/01/40 100,000 89,943
Total District of Columbia 1,363,505
Kentucky - 0 .3%
Kentucky Housing Corp. Revenue Bonds
6.21% due 07/01/50 500,000 498,581
5.90% due 01/01/55 430,000 415,242
6.07% due 07/01/45 250,000 249,218
Total Kentucky 1,163,041
Florida - 0 .3%
Florida Housing Finance Corp.
6.25% due 07/01/38 1,025,000 1,044,027
New Mexico - 0 .1%
New Mexico Mortgage Finance Authority
5.88% due 09/01/51 400,000 395,020
Wisconsin - 0 .0%
County of Fond Du Lac Wisconsin Revenue Bonds
6.20% due 05/01/54
(c)
200,000 194,705
Arkansas - 0 .0%
University of Arkansas Revenue Bonds
3.10% due 12/01/41 250,000 191,757
Total Municipal Bonds
(Cost $283,365,191) 265,691,598
CORPORATE BONDS - 40 .2%
Financial - 13 .2%
AmFam Holdings, Inc.
3.83% due 03/11/51
(c),(h)
3,197,000 2,213,314
Insured Lending 1 Ltd.
6.50% due 02/04/32
†††,(k)
EUR 1,800,000 2,090,520
Blue Owl Finance LLC
4.38% due 02/15/32
(h)
2,150,000 1,966,819
Wilton RE Ltd.
6.00%
(a),(b),(c)
1,924,000 1,816,466
Ares Finance Co. IV LLC
3.65% due 02/01/52
(c),(h)
2,650,000 1,754,947

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 9
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.2% (continued)
Financial - 13.2% (continued)
Maple Grove Funding Trust I
4.16% due 08/15/51
(c),(h)
2,500,000 $ 1,749,266
Accident Fund Insurance Co. of America
8.50% due 08/01/32
(c),(h)
1,750,000 1,742,079
Liberty Mutual Group, Inc.
4.30% due 02/01/61
(c),(h)
2,700,000 1,699,936
Global Atlantic Fin Co.
7.25% due 03/01/56
(b),(c)
1,155,000 1,114,845
7.95% due 10/15/54
(b),(c)
300,000 299,569
6.75% due 03/15/54
(c),(h)
260,000 241,307
American National Group, Inc.
7.00% due 12/01/55
(b)
675,000 644,857
5.75% due 10/01/29
(h)
550,000 556,484
6.00% due 07/15/35
(h)
450,000 434,462
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.00% due 08/15/28
(c)
1,244,000 1,204,850
Prudential Financial, Inc.
5.13% due 03/01/52
(b)
1,200,000 1,160,651
National Life Insurance Co.
10.50% due 09/15/39
(c)
900,000 1,126,330
Sherwood Financing plc
7.90% (3 Month EURIBOR + 5.50%) due 12/15/29
◊
EUR 900,000 1,044,577
Henneman Trust
6.58% due 05/15/55
(c),(h)
1,050,000 1,044,190
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55
(b)
1,000,000 1,041,021
Jefferies Financial Group, Inc.
6.20% due 04/14/34
(h)
1,000,000 1,013,518
Nuveen LLC
5.85% due 04/15/34
(c),(h)
1,000,000 1,011,998
Allianz SE
6.55%
(a),(b),(c)
1,000,000 1,002,139
Enstar Group Ltd.
7.50% due 04/01/45
(b),(c),(h)
500,000 518,087
6.69% due 07/15/37
(b),(c)
475,000 462,030
Old Republic International Corp.
5.70% due 06/01/36
(h)
1,000,000 979,663
Macquarie Bank Ltd.
5.82% due 06/10/37
(b),(c),(h)
1,000,000 976,053
Nippon Life Insurance Co.
5.95% due 04/16/54
(b),(c)
950,000 947,508
Horace Mann Educators Corp.
7.25% due 09/15/28
(h)
900,000 935,143
UWM Holdings LLC
6.25% due 03/15/31
(c),(h)
1,000,000 892,641
Farmers Insurance Exchange
7.00% due 10/15/64
(b),(c),(h)
880,000 881,351

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
10 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.2% (continued)
Financial - 13.2% (continued)
Corebridge Financial, Inc.
6.88% due 12/15/52
(b)
840,000 $ 852,481
LPL Holdings, Inc.
4.38% due 05/15/31
(c),(h)
650,000 618,731
6.00% due 05/20/34
(h)
220,000 222,022
Safehold GL Holdings LLC
6.10% due 04/01/34
(h)
788,000 809,198
Nationwide Financial Services, Inc.
6.75% due 05/15/37 795,000 772,626
Toronto-Dominion Bank
8.13% due 10/31/82
(b)
750,000 772,584
CNO Financial Group, Inc.
6.45% due 06/15/34
(h)
750,000 766,909
Blue Owl Capital GP LLC
7.21% due 08/22/43
†††
750,000 754,469
Omnis Funding Trust
6.72% due 05/15/55
(c),(h)
700,000 704,282
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55
(b),(c)
700,000 693,585
Belrose Funding Trust II
6.79% due 05/15/55
(c),(h)
650,000 642,356
Lincoln National Corp.
6.80% due 07/15/56
(b),(h)
600,000 596,147
Sumitomo Life Insurance Co.
5.88% due 09/10/55
(b),(c)
600,000 585,486
Dyal IV Issuer A
3.65% due 02/22/41
†††
650,000 582,977
Bank of Nova Scotia
8.63% due 10/27/82
(b)
550,000 570,808
Dyal Capital Partners III (A), LP
6.55% due 06/15/44
†††
560,000 554,024
Grand River Funding Trust II
7.28% due 02/15/56
(c),(h)
550,000 542,435
Encore Capital Group, Inc.
8.50% due 05/15/30
(c)
450,000 477,170
Reinsurance Group of America, Inc.
6.38% due 09/15/56
(b)
275,000 267,533
6.65% due 09/15/55
(b)
200,000 198,957
Belvoir Land LLC
5.60% due 12/15/35
(c)
481,058 457,404
Commonwealth Bank of Australia
5.93% due 03/14/46
(b),(c),(h)
450,000 437,624
Dyal Capital Partners III (B), LP
6.55% due 06/15/44
†††
440,000 435,304
VFH Parent LLC / Valor Co-Issuer, Inc.
7.50% due 06/15/31
(c)
400,000 414,003

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 11
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.2% (continued)
Financial - 13.2% (continued)
Dai-ichi Life Insurance Co. Ltd.
6.20%
(a),(b),(c)
400,000 $ 401,242
Nassau Companies of New York
7.88% due 07/15/30
(c)
412,000 389,324
Ascot Group Ltd.
6.35% due 06/15/35
(b),(c)
350,000 348,281
Dyal IV Issuer B
3.65% due 02/22/41
†††
350,000 313,911
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32
(c)
300,000 286,160
Fortitude Group Holdings LLC
6.25% due 04/01/30
(c),(h)
250,000 252,247
American Express Co.
6.45%
(a),(b)
250,000 251,778
Beacon Funding Trust
6.27% due 08/15/54
(c),(h)
250,000 245,349
GLP Capital, LP / GLP Financing II, Inc.
5.63% due 03/01/36 250,000 238,140
Rocket Companies, Inc.
6.38% due 08/01/33
(c)
150,000 151,928
Symetra Life Insurance Co.
6.55% due 10/01/55
(c),(h)
150,000 147,279
Total Financial 51,321,375
Consumer, Non-cyclical - 8 .1%
Children's Hospital Corp.
4.12% due 01/01/47
(h)
8,000,000 6,452,757
Orlando Health Obligated Group
5.48% due 10/01/35
(h)
4,000,000 3,984,186
Beth Israel Lahey Health, Inc.
3.08% due 07/01/51
(h)
4,500,000 2,789,348
OhioHealth Corp.
3.04% due 11/15/50
(h)
3,465,000 2,294,289
2.83% due 11/15/41 300,000 212,876
Providence St Joseph Health Obligated Group
5.37% due 10/01/32 2,500,000 2,505,491
Lifespan Corp.
5.05% due 02/15/30 1,250,000 1,244,619
4.65% due 05/15/31 1,200,000 1,170,861
Flowers Foods, Inc.
6.20% due 03/15/55
(h)
2,050,000 1,637,799
Tufts Medical Center, Inc.
7.00% due 01/01/38 1,500,000 1,523,162
Universal Health Services, Inc.
2.65% due 01/15/32
(h)
1,300,000 1,125,601
Reynolds American, Inc.
5.70% due 08/15/35
(h)
1,050,000 1,058,772

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
12 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.2% (continued)
Consumer, Non-cyclical - 8.1% (continued)
BCP V Modular Services Finance II plc
6.13% due 11/30/28
(c)
GBP 750,000 $ 950,241
HCA, Inc.
4.63% due 03/15/52
(h)
1,200,000 929,750
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA
Food Co. Holdings
4.38% due 02/02/52
(h)
1,200,000 870,062
BAT Capital Corp.
7.08% due 08/02/43
(h)
800,000 861,390
Triton Container International Ltd.
3.15% due 06/15/31
(c)
650,000 580,093
Baylor College of Medicine
5.26% due 11/15/46 600,000 549,764
CVS Health Corp.
7.00% due 03/10/55
(b)
400,000 412,921
DRI Healthcare, LP
5.65% due 03/24/33
†††
250,000 240,087
Becle SAB de CV
2.50% due 10/14/31
(c)
200,000 171,065
Total Consumer, Non-cyclical 31,565,134
Utilities - 4 .1%
Central Storage Safety Project Trust
4.82% due 02/01/38
(k)
5,612,128 5,296,612
Brooklyn Union Gas Co.
6.39% due 09/15/33
(c),(h)
2,000,000 2,088,617
PacifiCorp
7.38% due 09/15/55
(b)
1,050,000 1,050,403
Alexander Funding Trust II
7.47% due 07/31/28
(c),(h)
900,000 934,919
Keenan Fort Detrick Energy LLC
4.17% due 11/15/48
(c)
1,000,000 770,485
Southwestern Public Service Co.
3.70% due 08/15/47
(h)
1,000,000 721,179
Dominion Energy, Inc.
6.20% due 02/15/56
(b)
250,000 245,093
6.00% due 02/15/56
(b)
200,000 198,368
6.25% due 12/15/56
(b)
120,000 118,329
NiSource, Inc.
6.25% due 04/15/57
(b)
500,000 499,157
Entergy Corp.
6.50% due 12/15/56
(b)
500,000 498,937
NRG Energy, Inc.
7.00% due 03/15/33
(c),(h)
450,000 477,453
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55
(b)
336,000 337,819
6.63% due 10/01/66
(b)
100,000 97,518

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 13
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.2% (continued)
Utilities - 4.1% (continued)
CenterPoint Energy, Inc.
6.40% due 08/15/58
(b)
400,000 $ 401,711
MN8 Portfolio IV LLC
6.31% due 06/30/45
†††
384,524 376,349
Eversource Energy
6.35% due 08/15/56
(b)
350,000 349,017
CMS Energy Corp.
6.50% due 06/01/55
(b)
340,000 342,274
Evergy, Inc.
6.40% due 02/15/57
(b)
280,000 281,652
Sierra Pacific Power Co.
6.20% due 12/15/55
(b)
275,000 270,210
Spire, Inc.
6.25% due 06/01/56
(b)
250,000 249,184
Black Hills Corp.
5.95% due 03/15/28
(h)
200,000 203,267
Southern Co.
3.75% due 09/15/51
(b)
58,000 57,930
Total Utilities 15,866,483
Energy - 3 .9%
Occidental Petroleum Corp.
7.00% due 11/15/27 2,000,000 2,044,720
ONEOK, Inc.
5.85% due 11/01/64
(h)
1,050,000 945,869
6.25% due 10/15/55
(h)
925,000 907,815
5.60% due 04/01/44 150,000 137,914
MPLX, LP
6.20% due 09/15/55
(h)
1,600,000 1,554,111
5.95% due 04/01/55
(h)
400,000 375,715
5.65% due 03/01/53 50,000 45,101
Valero Energy Corp.
4.00% due 06/01/52
(h)
2,450,000 1,756,807
BP Capital Markets plc
6.13%
(a),(b)
1,300,000 1,291,652
ITT Holdings LLC
6.50% due 08/01/29
(c),(h)
1,250,000 1,246,129
HF Sinclair Corp.
6.25% due 01/15/35
(h)
1,000,000 1,025,228
CVR Energy, Inc.
7.88% due 02/15/34
(c)
770,000 798,988
5.75% due 02/15/28
(c)
55,000 54,914
Venture Global LNG, Inc.
9.88% due 02/01/32
(c)
750,000 799,547
Greensaif Pipelines Bidco SARL
6.10% due 08/23/42
(c)
300,000 297,509
6.51% due 02/23/42
(c)
200,000 204,233

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
14 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.2% (continued)
Energy - 3.9% (continued)
Global Partners, LP / GLP Finance Corp.
8.25% due 01/15/32
(c)
450,000 $ 470,592
Green Palm Bidco SARL
5.96% due 06/30/41
(c)
475,000 465,338
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30
(c)
200,000 204,208
Energy Transfer, LP
6.30% due 01/15/56
(h)
200,000 194,957
Phillips 66 Co.
6.20% due 03/15/56
(b)
162,000 160,006
Plains All American Pipeline, LP / PAA Finance Corp.
4.70% due 06/15/44 100,000 83,795
Venture Global Plaquemines LNG LLC
6.50% due 06/15/34
(c)
75,000 77,558
Total Energy 15,142,706
Communications - 3 .4%
Sopaipilla Investor LLC
7.53% due 11/30/48
(c)
1,750,000 1,792,704
Space Exploration Technologies Corp.
5.35% due 07/15/31
(c),(h)
1,075,000 1,050,759
5.88% due 07/15/36
(c),(h)
450,000 424,111
TELUS Corp.
6.38% due 06/09/56
(b)
1,350,000 1,323,069
AMC Networks, Inc.
10.50% due 07/15/32
(c)
950,000 1,004,410
McGraw-Hill Education, Inc.
8.00% due 08/01/29
(c)
850,000 850,429
5.75% due 08/01/28
(c)
150,000 149,543
Rogers Communications, Inc.
4.50% due 03/15/42
(h)
1,150,000 945,575
Altice France S.A.
6.88% due 07/15/32
(c)
685,976 672,604
6.50% due 04/15/32
(c)
266,769 259,373
Verizon Communications, Inc.
6.75% due 02/15/57
(b)
850,000 847,535
Vodafone Group plc
5.13% due 06/04/81
(b)
1,100,000 811,207
Charter Communications Operating LLC / Charter
Communications Operating Capital
5.13% due 07/01/49 686,000 681,019
Sunrise FinCo I B.V.
4.88% due 07/15/31
(c)
700,000 660,079
RD Michigan Property Owner I LLC
7.50% due 03/30/45
(c),(h)
570,000 543,425
HUT 8 DC LLC
6.19% due 11/15/42
(c),(h)
550,000 534,154

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 15
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.2% (continued)
Communications - 3.4% (continued)
Meta Platforms, Inc.
6.30% due 05/15/56
(h)
250,000 $ 230,170
Cox Communications, Inc.
2.95% due 10/01/50
(c),(h)
185,000 93,860
5.80% due 12/15/53
(c)
100,000 79,172
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28
(c)
167,466 164,704
CSC Holdings LLC
11.25% due 05/15/28
(c)
250,000 138,923
Discovery Global Holdings, Inc.
5.14% due 03/15/52 161,000 108,071
Total Communications 13,364,896
Industrial - 3 .3%
LBJ Infrastructure Group LLC
3.80% due 12/31/57
(c),(h)
10,285,000 7,055,993
GXO Logistics, Inc.
6.50% due 05/06/34
(h)
1,000,000 1,032,857
Fortune Brands Innovations, Inc.
4.50% due 03/25/52
(h)
1,300,000 1,027,250
Boeing Co.
6.53% due 05/01/34
(h)
510,000 544,130
6.86% due 05/01/54
(h)
225,000 241,029
3.75% due 02/01/50
(h)
329,000 228,155
Homestead Spe Issuer LLC
7.21% due 04/01/55
†††
1,000,000 982,032
TD SYNNEX Corp.
6.10% due 04/12/34
(h)
850,000 864,215
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28
(c)
575,000 576,418
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29
(c)
322,000 233,212
FedEx Corp.
4.10% due 02/01/45 70,000 56,298
Amsted Industries, Inc.
6.38% due 03/15/33
(c)
50,000 50,617
Total Industrial 12,892,206
Consumer, Cyclical - 1 .8%
Flutter Treasury DAC
6.38% due 04/29/29
(c)
1,000,000 1,011,185
LKQ Corp.
6.25% due 06/15/33
(h)
950,000 972,816
Intralot Capital Luxembourg S.A.
7.06% (3 Month EURIBOR + 4.50%) due 10/15/31
◊,(c)
EUR 500,000 577,972
6.75% due 10/15/31
(c)
EUR 250,000 292,602
Air Canada
4.63% due 08/15/29
(c)
CAD 1,050,000 762,898

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
16 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.2% (continued)
Consumer, Cyclical - 1.8% (continued)
AZ Battery Property LLC
6.73% due 02/20/46
†††
677,243 $ 655,896
AS Mileage Plan IP Ltd.
5.31% due 10/20/31
(c),(h)
600,000 581,675
Wabash National Corp.
4.50% due 10/15/28
(c)
500,000 471,353
Polaris, Inc.
6.95% due 03/15/29
(h)
450,000 467,821
Hasbro, Inc.
6.05% due 05/14/34
(h)
350,000 360,161
Scientific Games Holdings, LP / Scientific Games US FinCo,
Inc.
6.63% due 03/01/30
(c)
450,000 295,679
Whirlpool Corp.
4.50% due 06/01/46 200,000 113,227
4.70% due 05/14/32 100,000 79,909
4.60% due 05/15/50 50,000 28,267
Suburban Propane Partners, LP / Suburban Energy Finance
Corp.
5.00% due 06/01/31
(c)
222,000 210,110
New Flyer Holdings, Inc.
9.25% due 07/01/30
(c)
100,000 107,330
Total Consumer, Cyclical 6,988,901
Transportation - 0 .8%
Terminal Investment Limited Holding
6.23% due 10/01/40
†††
2,000,000 1,917,429
AITX Finco LLC
6.00% due 10/23/35
†††
900,000 874,135
Stolthaven Houston, Inc.
5.98% due 07/17/34
†††
384,000 377,518
Total Transportation 3,169,082
Basic Materials - 0 .6%
Steel Dynamics, Inc.
5.75% due 05/15/55
(h)
1,000,000 954,653
ArcelorMittal S.A.
6.55% due 11/29/27
(h)
900,000 918,313
Corp. Nacional del Cobre de Chile
6.78% due 01/13/55
(c)
300,000 308,760
Dow Chemical Co.
5.60% due 02/15/54 235,000 204,730
Mirabela Nickel Ltd.
due 06/24/19*
,†††,β,(k)
96,316 241
Total Basic Materials 2,386,697
Technology - 0 .5%
Foundry JV Holdco LLC
6.40% due 01/25/38
(c),(h)
550,000 569,843
6.20% due 01/25/37
(c),(h)
400,000 409,812

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 17
a
a
Face
Amount
~
Value
CORPORATE BONDS - 40.2% (continued)
Technology - 0.5% (continued)
TeamSystem SpA
6.50% due 07/01/32
(c)
EUR 700,000 $ 814,201
Oracle Corp.
5.95% due 09/26/55
(h)
175,000 139,030
5.88% due 09/26/45 69,000 56,900
6.10% due 09/26/65 50,000 39,471
Total Technology 2,029,257
Government - 0 .5%
Amazon Conservation DAC
6.03% due 01/16/42
(c)
2,000,000 1,969,480
Total Corporate Bonds
(Cost $163,964,721) 156,696,217
ASSET-BACKED SECURITIES - 17 .0%
Financial - 6 .2%
Lightning A
5.50% due 03/01/37
†††
7,000,000 6,647,913
Thunderbird A
5.50% due 03/01/37
†††
7,000,000 6,647,913
Blackstone Strategic Cap Holding II
5.94% (1 Month Term SOFR + 2.25%) due 12/31/33
◊,†††
1,700,000 1,699,992
KKR Core Holding Co. LLC
4.00% due 08/12/31
†††
1,280,997 1,183,992
HV Eight LLC
5.79% due 12/31/27
†††
EUR 959,069 1,111,175
Project Onyx I
6.33% (3 Month Term SOFR + 2.63%) due 06/26/30
◊,†††
1,030,047 1,030,550
Endo Luxembourg Finance Co I SARL / Endo US, Inc.
7.40% due 09/30/45
†††
980,626 977,072
Metis Issuer LLC
6.89% due 05/15/55
†††
900,000 884,195
LVNV Funding LLC
7.80% due 11/05/28
†††
650,000 663,970
6.84% due 06/12/29
†††
200,000 200,280
Ceamer Finance LLC
6.92% due 11/15/37
†††
580,429 585,107
6.79% due 11/15/39
†††
243,894 244,416
Obsidian Issuer LLC
2025-1A, 6.93% due 05/15/55
†††,(c)
850,000 819,017
HarbourVest Partners LLC
6.28% (3 Month Term SOFR + 2.58%) due 09/15/30
◊,†††
665,576 659,473
Eagle Point CFO
6.99% due 07/30/41
†††
462,849 462,849
Project Onyx II
6.24% (3 Month Term SOFR + 2.63%) due 06/15/30
◊,†††
266,382 266,499

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
18 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 17.0% (continued)
Financial - 6.2% (continued)
Pilatus Bank plc
6.31% due 03/31/40
†††
250,000 $ 243,544
Total Financial 24,327,957
Collateralized Loan Obligations - 5 .5%
Golub Capital Partners CLO 69M
2023-69A DR, 6.81% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 11/09/38
◊,(c)
1,650,000 1,648,797
Cerberus Loan Funding XLIV LLC
2023-5A CR, 6.25% (3 Month Term SOFR + 2.50%,
Rate Floor: 2.50%) due 01/15/36
◊,(c)
1,400,000 1,394,408
Owl Rock CLO XXIV LLC
2026-24A C, 5.63% (3 Month Term SOFR + 1.90%,
Rate Floor: 1.90%) due 01/22/38
◊,(c)
1,400,000 1,388,836
Cerberus Loan Funding 52 LLC
2025-3A C, 5.95% (3 Month Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/15/37
◊,(c)
1,250,000 1,241,053
BDS LLC
2025-FL16 C, 5.75% (1 Month Term SOFR + 2.10%,
Rate Floor: 2.10%) due 06/19/43
◊,(c)
700,000 694,986
2025-FL15 C, 5.80% (1 Month Term SOFR + 2.15%,
Rate Floor: 2.15%) due 03/19/43
◊,(c)
500,000 500,355
Cerberus Loan Funding XLVII LLC
2024-3A C, 6.30% (3 Month Term SOFR + 2.55%, Rate
Floor: 2.55%) due 07/15/36
◊,(c)
1,200,000 1,192,492
Ares Direct Lending CLO 9, LP
2026-1A D, 7.16% (3 Month Term SOFR + 3.45%, Rate
Floor: 3.45%) due 10/20/34
◊,(c)
1,000,000 1,000,000
Ares Direct Lending CLO 6 LLC
2025-2A D, 7.09% (3 Month Term SOFR + 3.30%, Rate
Floor: 3.30%) due 10/16/37
◊,(c)
1,000,000 999,900
JCP Direct Lending CLO LLC
2023-1A BR, 5.68% (3 Month Term SOFR + 1.95%,
Rate Floor: 1.95%) due 07/20/37
◊,(c)
1,000,000 999,189
Cerberus Loan Funding XLV LLC
2024-1A C, 6.90% (3 Month Term SOFR + 3.15%, Rate
Floor: 3.15%) due 04/15/36
◊,(c)
1,000,000 996,398
Owl Rock CLO XXII LLC
2025-22A C, 5.93% (3 Month Term SOFR + 2.20%,
Rate Floor: 2.20%) due 10/20/37
◊,(c)
1,000,000 992,829
Cerberus Loan Funding XLVI, LP
2024-2A C, 6.80% (3 Month Term SOFR + 3.05%, Rate
Floor: 3.05%) due 07/15/36
◊,(c)
950,000 945,263
TRTX Issuer Ltd.
2025-FL6 B, 5.69% (1 Month Term SOFR + 2.05%,
Rate Floor: 2.05%) due 09/18/42
◊,(c)
900,000 900,448
Carlyle Direct Lending CLO LLC
2015-1A BR, 6.50% (3 Month Term SOFR + 2.75%,
Rate Floor: 2.75%) due 07/15/36
◊,(c)
800,000 795,350

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 19
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 17.0% (continued)
Collateralized Loan Obligations - 5.5% (continued)
Cerberus Loan Funding XL LLC
2023-1A CR, 6.40% (3 Month Term SOFR + 2.65%,
Rate Floor: 2.65%) due 03/22/35
◊,(c)
750,000 $ 745,490
Fortress Credit BSL XV Ltd.
2022-2A CR, 6.33% (3 Month Term SOFR + 2.60%,
Rate Floor: 2.60%) due 10/18/33
◊,(c)
650,000 652,676
HPS Private Credit CLO LLC
2024-2A D1R, 7.51% (3 Month Term SOFR + 3.85%,
Rate Floor: 3.85%) due 08/15/39
◊,(c)
350,000 350,701
2025-3A D, 7.73% (3 Month Term SOFR + 4.00%, Rate
Floor: 4.00%) due 07/20/37
◊,(c)
250,000 250,429
Owl Rock CLO XVI LLC
2024-16A C, 7.03% (3 Month Term SOFR + 3.30%,
Rate Floor: 3.30%) due 04/20/36
◊,(c)
600,000 598,110
Owl Rock CLO XXI LLC
2025-21A C, 6.18% (3 Month Term SOFR + 2.40%,
Rate Floor: 2.40%) due 07/24/34
◊,(c)
600,000 596,400
FS Rialto Issuer LLC
2024-FL9 C, 6.29% (1 Month Term SOFR + 2.64%,
Rate Floor: 2.65%) due 10/19/39
◊,(c)
600,000 595,000
Golub Capital Partners CLO 46M Ltd.
2019-46A CR2, 5.88% (3 Month Term SOFR + 2.15%,
Rate Floor: 2.15%) due 04/20/37
◊,(c)
500,000 498,502
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, 8.33% (3 Month Term SOFR + 4.60%,
Rate Floor: 4.60%) due 10/20/38
◊,(c)
450,000 442,204
BSPRT Issuer LLC
2025-FL12 C, 5.84% (1 Month Term SOFR + 2.20%,
Rate Floor: 2.20%) due 01/17/43
◊,(c)
350,000 350,528
OHA Credit Partners VII Ltd.
2012-7A ER4, 8.23% (3 Month Term SOFR + 4.50%,
Rate Floor: 4.50%) due 02/20/38
◊,(c)
300,000 292,240
Ares Direct Lending CLO 1 LLC
2024-1A BR, 5.66% (3 Month Term SOFR + 1.90%,
Rate Floor: 1.90%) due 07/25/38
◊,(c)
250,000 249,851
KREF Ltd.
2021-FL2 AS, 5.05% (1 Month Term SOFR + 1.41%,
Rate Floor: 1.30%) due 02/15/39
◊,(c)
11,319 11,299
Total Collateralized Loan Obligations 21,323,734
Infrastructure - 1 .5%
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53
(c)
1,900,000 1,913,664
2024-1A, 6.67% due 06/20/54
(c)
100,000 101,071
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54
(c)
850,000 838,603
2025-1A, 5.04% due 03/25/55
(c)
500,000 481,968
2024-1A, 6.28% due 03/25/54
(c)
150,000 150,427

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
20 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 17.0% (continued)
Infrastructure - 1.5% (continued)
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55
(c)
1,000,000 $ 985,896
Stack Infrastructure Issuer LLC
2025-1A, 5.00% due 05/25/50
(c)
550,000 529,541
Surf Internet
5.49% due 03/20/56
†††
450,000 435,609
QTS Issuer ABS II LLC
2025-1A, 5.04% due 10/05/55
(c)
350,000 339,052
Total Infrastructure 5,775,831
Transport-Aircraft - 1 .4%
MAPS Trust
2026-1A, 5.20% due 01/15/51
(c)
909,695 888,675
2026-2A, 5.52% due 06/15/51
(c)
247,024 244,496
Castlelake Aircraft Structured Trust
2025-2A, 5.47% due 08/15/50
(c)
891,108 884,798
Navigator Aviation Ltd.
2024-1, 6.09% due 08/15/49
(c)
728,571 714,957
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46
(c)
728,933 692,748
AASET Ltd.
2024-2A, 5.93% due 09/16/49
(c)
690,557 689,779
Gilead Aviation LLC
2025-1A, 5.79% due 03/15/50
(c)
417,645 416,922
AASET Trust
2024-1A, 6.26% due 05/16/49
(c)
401,055 403,600
ALTDE Trust
2025-1A, 5.90% due 08/15/50
(c)
348,255 347,595
Sprite Ltd.
2021-1, 3.75% due 11/15/46
(c)
168,652 165,551
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42
(c)
93,890 96,935
Total Transport-Aircraft 5,546,056
Insurance - 1 .0%
Obra Longevity
8.48% due 06/30/39
†††
1,950,000 2,031,621
Dogwood State Bank
6.45% due 06/24/32
†††
1,619,768 1,607,321
CHEST
7.13% due 03/23/43
†††
425,000 431,276
Total Insurance 4,070,218
Net Lease - 0 .7%
SVC ABS LLC
2023-1A, 5.55% due 02/20/53
(c)
991,250 982,977
2026-1A, 5.80% due 03/20/56
(c)
99,896 95,891
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53
(c)
974,167 974,595

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 21
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 17.0% (continued)
Net Lease - 0.7% (continued)
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50
(c)
500,000 $ 466,012
Total Net Lease 2,519,475
Whole Business - 0 .6%
Subway Funding LLC
2024-1A, 6.51% due 07/30/54
(c)
933,375 920,762
2024-3A, 5.91% due 07/30/54
(c)
540,375 515,175
Sonic Capital LLC
2021-1A, 2.64% due 08/20/51
(c)
701,715 598,762
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54
(c)
394,000 396,512
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51
(c)
47,375 45,092
Total Whole Business 2,476,303
Unsecured Consumer Loans - 0 .1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35
(c)
196,177 198,637
Total Asset-Backed Securities
(Cost $66,950,744) 66,238,211
SENIOR FLOATING RATE INTERESTS - 8 .7%
Consumer, Cyclical - 2 .6%
FR Refuel LLC
8.55% (1 Month Term SOFR + 4.75%, Rate Floor:
1.75%) due 11/08/28
◊
1,247,633 1,235,157
MB2 Dental Solutions LLC
9.19% (1 Month Term SOFR + 5.50%, Rate Floor:
0.75%) due 02/13/31
◊,†††
1,032,112 1,022,819
9.19% (1 Month Term SOFR + 5.50%, Rate Floor:
1.00%) due 02/13/31
◊,†††
131,685 129,950
Recess Holdings, Inc.
7.56% (3 Month Term SOFR + 3.75%, Rate Floor:
1.00%) due 02/20/30
◊
1,030,319 1,030,319
Pacific Bells LLC
7.23% (3 Month Term SOFR + 3.50%, Rate Floor:
0.50%) due 11/13/28
◊
1,026,060 1,028,625
Boots Group Finco LP
6.92% (3 Month Term SOFR + 3.25%) due 08/30/32
◊
995,000 998,313
NFM & J LLC
9.61% (3 Month Term SOFR + 5.85%, Rate Floor:
1.00%) due 11/30/28
◊,†††
482,629 476,504
9.69% (3 Month Term SOFR + 5.85%, Rate Floor:
1.00%) due 11/30/28
◊,†††
474,756 468,732
LaserAway Intermediate Holdings II LLC
9.74% (3 Month Term SOFR + 6.01%, Rate Floor:
0.75%) due 10/14/27
◊
759,322 753,627

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
22 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 8.7% (continued)
Consumer, Cyclical - 2.6% (continued)
Vista Management Holding, Inc.
7.48% (3 Month Term SOFR + 3.75%) due 04/01/31
◊
643,450 $ 645,728
Accuride Intermediate Co., Inc.
8.15% (3 Month Term SOFR + 4.50%) (in-kind rate was
8.15%) due 03/07/30
◊,†††,∞,(l)
313,701 609,158
Park River Holdings, Inc.
8.23% (3 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 03/17/31
◊
577,100 578,387
Scientific Games Holdings, LP
6.75% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 04/04/29
◊
589,500 532,271
Gibson Brands, Inc.
8.99% (3 Month Term SOFR + 5.26%, Rate Floor:
0.75%) due 08/11/28
◊
477,500 457,545
Total Consumer, Cyclical 9,967,135
Financial - 1 .5%
Kroll, Inc.
9.48% (3 Month Term SOFR + 5.75%) (in-kind rate was
2.75%) due 09/10/32
◊,†††,(l)
1,017,067 1,013,643
8.94% (1 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 09/13/32
◊,†††
28,333 28,333
HIG Operations Holdings, Inc.
8.19% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 06/11/31
◊,†††
1,008,938 999,119
Citadel Securities Global Holdings LLC
5.66% (3 Month Term SOFR + 2.00%) due 06/10/33
◊
965,378 967,038
Aretec Group, Inc.
6.69% (1 Month Term SOFR + 3.00%) due 08/09/30
◊
839,407 840,171
Asurion LLC
8.07% (3 Month Term SOFR + 4.25%) due 09/19/30
◊
792,000 784,737
Vacation Rental Brands Holdings
8.98% (3 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/06/32
◊,†††
295,523 292,963
8.73% (1 Month Term SOFR + 5.00%, Rate Floor:
1.00%) due 05/06/32
◊,†††
287,926 285,432
Hightower Holding LLC
6.51% (3 Month Term SOFR + 2.75%) due 02/03/32
◊
340,299 339,449
Cliffwater LLC
8.19% (1 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 04/22/32
◊,†††
266,625 257,981
Tegra118 Wealth Solutions, Inc.
7.82% (3 Month Term SOFR + 4.00%) due 01/27/33
◊
149,625 149,906
Total Financial 5,958,772
Industrial - 1 .4%
OEP Glass Purchaser LLC
7.73% (3 Month Term SOFR + 4.00%) due 03/07/33
◊
1,012,188 1,010,295

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 23
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 8.7% (continued)
Industrial - 1.4% (continued)
East West Manufacturing LLC
9.31% (1 Month Term SOFR + 5.50%) due 07/01/32
◊
1,000,000 $ 980,000
Capstone Acquisition Holdings, Inc.
8.29% (1 Month Term SOFR + 4.60%, Rate Floor:
1.00%) due 11/13/29
◊,†††
908,598 905,377
SunSource Borrower LLC
7.79% (1 Month Term SOFR + 4.10%) due 03/25/31
◊
746,183 748,825
Integrated Power Services Holdings, Inc.
8.55% (1 Month Term SOFR + 4.86%, Rate Floor:
0.75%) due 11/22/28
◊,†††
295,772 294,999
8.55% (1 Month Term SOFR + 4.86%, Rate Floor:
1.75%) due 11/22/31
◊,†††
191,164 190,665
GrafTech Global Enterprises, Inc.
9.81% (3 Month Term SOFR + 6.00%, Rate Floor:
2.00%) due 12/21/29
◊
316,054 304,894
9.73% (3 Month Term SOFR + 6.00%, Rate Floor:
3.75%) due 12/21/29
◊
180,602 174,225
Michael Baker International LLC
7.82% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 12/01/28
◊
392,030 393,010
LSF12 Phoenix Holdco LLC
8.19% (1 Month Term SOFR + 4.50%) due 03/25/33
◊
300,000 300,375
Ilpea Parent, Inc.
7.69% (1 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 06/22/28
◊,†††
96,074 95,353
Total Industrial 5,398,018
Communications - 1 .2%
Zephyr Bidco Ltd.
8.23% (1 Month SONIA + 4.50%) due 07/20/28
◊
GBP 900,000 1,209,090
Firstdigital Communications LLC
8.55% (1 Month Term SOFR + 4.86%, Rate Floor:
0.75%) (in-kind rate was 0.50%) due 12/17/26
◊,†††,(l)
1,220,523 1,192,968
Total Webhosting Solutions BV
6.28% (1 Month EURIBOR + 4.00%) due 11/04/31
◊
EUR 1,000,000 1,070,811
Salsa Holding 4 SARL
6.35% (6 Month EURIBOR + 3.75%) due 11/29/32
◊,†††
EUR 900,000 1,033,543
Total Communications 4,506,412
Technology - 0 .9%
Sitecore Holding III AS
10.07% (6 Month Term SOFR + 6.25%, Rate Floor:
0.50%) due 03/12/29
◊,†††
1,013,808 959,638
8.69% (6 Month EURIBOR + 6.00%) due 03/12/29
◊,†††
EUR 817,642 898,870
10.07% (6 Month Term SOFR + 6.25%) due 03/12/29
◊,†††
110,775 104,856
Polaris Newco LLC
7.51% (3 Month Term SOFR + 3.76%, Rate Floor:
1.00%) due 03/03/28
◊,†††
874,007 874,007

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
24 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 8.7% (continued)
Technology - 0.9% (continued)
Datix Bidco Ltd.
8.76% (6 Month SONIA + 5.00%) due 04/30/31
◊,†††
GBP 472,000 $ 636,017
8.73% (6 Month Term SOFR + 5.00%, Rate Floor:
0.50%) due 04/30/31
◊,†††
140,000 139,245
Total Technology 3,612,633
Consumer, Non-cyclical - 0 .9%
Inspired Finco Holdings Ltd.
5.25% (1 Month EURIBOR + 3.00%) due 02/28/31
◊
EUR 961,585 1,115,970
Auxey Midco Ltd.
9.76% (1 Month Term SOFR + 6.10%) due 06/29/27
◊
972,500 963,991
Blue Ribbon LLC
10.02% (3 Month Term SOFR + 6.26%, Rate Floor:
0.75%) due 05/08/28
◊
941,026 486,981
Florida Food Products LLC
8.99% (3 Month Term SOFR + 5.26%, Rate Floor:
1.00%) due 10/15/30
◊,†††
366,924 288,035
9.23% (3 Month Term SOFR + 5.50%, Rate Floor:
2.00%) due 10/15/30
◊,†††
141,238 139,825
Pabst Financing Newco LLC
11.76% (3 Month Term SOFR + 8.00%, Rate Floor:
0.75%) due 05/08/28
◊,†††
376,101 349,774
Ingenovis Health, Inc.
9.02% (3 Month Term SOFR + 5.25%) due 05/27/32
◊
213,735 148,973
Grant Thornton Advisors LLC
6.44% (1 Month Term SOFR + 2.75%) due 06/02/31
◊
84,876 80,806
Total Consumer, Non-cyclical 3,574,355
Basic Materials - 0 .2%
SCIL US Holdings LLC
7.76% (3 Month Term SOFR + 4.00%) due 11/08/32
◊
496,250 499,351
INEOS US Finance LLC
8.69% (1 Month Term SOFR + 5.00%) due 06/25/32
◊
400,000 370,000
Total Basic Materials 869,351
Total Senior Floating Rate Interests
(Cost $34,315,378) 33,886,676
COLLATERALIZED MORTGAGE OBLIGATIONS - 4 .0%
Residential Mortgage-Backed Securities - 2 .0%
NLT Trust
2025-NQM1, 7.46% (WAC) due 10/25/70
◊,(c)
2,479,822 2,561,808
Easy Street Mortgage Loan Trust
2025-RTL2, 5.61% due 10/25/40
(c),(m)
1,050,000 1,045,718
RCKT Mortgage Trust
2025-CES8, 5.50% (WAC) due 08/25/55
◊,(c)
1,000,000 989,682
OBX Trust
2024-NQM5, 6.51% due 01/25/64
(c)
750,000 750,850
2024-NQM6, 6.85% due 02/25/64
(c),(m)
164,996 165,594
CAFL Issuer, LP
2025-RRTL2, 5.62% due 11/28/40
(c),(m)
650,000 646,560

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 25
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0% (continued)
Residential Mortgage-Backed Securities - 2.0% (continued)
Mill City Securities Ltd.
2024-RS1, 3.00% due 11/01/69
(c),(m)
438,290 $ 421,518
2024-RS2, 3.00% due 08/01/69
(c),(m)
137,115 131,168
GCAT Trust
2022-NQM5, 5.71% due 08/25/67
(c),(m)
394,090 388,350
New Residential Mortgage Loan Trust
2025-NQM3, 5.99% due 05/25/65
(c)
376,790 375,422
FIGRE Trust
2024-HE1, 6.17% (WAC) due 03/25/54
◊,(c)
157,036 158,399
LSTAR Securities Investment Ltd.
2024-1, 7.72% (30 Day Average SOFR + 4.10%, Rate
Floor: 3.10%) due 01/01/29
◊,(c)
95,824 95,740
Total Residential Mortgage-Backed Securities 7,730,809
Government Agency - 1 .0%
Fannie Mae
5.50% due 10/01/56 2,710,403 2,678,392
5.50% due 11/01/54 1,089,597 1,074,901
Total Government Agency 3,753,293
Commercial Mortgage-Backed Securities - 0 .8%
BX Trust
2024-VLT4, 6.08% (1 Month Term SOFR + 2.44%, Rate
Floor: 2.44%) due 06/15/41
◊,(c)
1,103,425 1,089,632
KELR Trust
2026-MF, 6.45% (1 Month Term SOFR + 2.80%, Rate
Floor: 2.80%) due 08/15/43
◊,(c)
1,050,000 1,049,991
BXHPP Trust
2021-FILM, 4.85% (1 Month Term SOFR + 1.21%, Rate
Floor: 1.10%) due 08/15/36
◊,(c)
1,250,000 1,031,250
Total Commercial Mortgage-Backed Securities 3,170,873
Military Housing - 0 .2%
Freddie Mac Military Housing Bonds Resecuritization Trust
Certificates
2015-R1, 0.70% (WAC) due 10/25/52
◊,δ,(c)
8,871,299 456,608
2015-R1, 0.70% (WAC) due 11/25/55
◊,δ,(c)
6,445,273 329,174
2015-R1, 5.95% (WAC) due 11/25/52
◊,(c)
77,652 63,700
Total Military Housing 849,482
Total Collateralized Mortgage Obligations
(Cost $15,989,392) 15,504,457
FEDERAL AGENCY BONDS - 0 .9%
Tennessee Valley Authority
4.25% due 09/15/65
(h)
4,800,000 3,740,626
Total Federal Agency Bonds
(Cost $3,685,946) 3,740,626
FOREIGN GOVERNMENT DEBT - 0 .4%
Panama Government International Bond
4.50% due 01/19/63 1,250,000 913,125

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
26 |
a
a
Face
Amount
~
Value
FOREIGN GOVERNMENT DEBT - 0.4% (continued)
Eagle Funding Luxco SARL
5.50% due 08/17/30
(c)
500,000 $ 499,250
Total Foreign Government Debt
(Cost $1,741,504) 1,412,375
Contracts/
Notional Value
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $97.50 (Notional Value $44,540,025) 186 8,138
3-Month SOFR Futures Contracts Expiring September 2026
with strike price of $97.50 (Notional Value $62,481,250) 260 1,625
Total Listed Options Purchased
(Cost $201,253) 9,763
Total Investments - 143.0%
(Cost $588,103,528) $ 557,184,211
LISTED OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring September 2026
with strike price of $98.00 (Notional Value $62,481,250) 260 (1,625)
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $98.00 (Notional Value $44,540,025) 186 (5,813)
Total Listed Options Written
(Premium received $100,678) (7,438)
Other Assets & Liabilities, net - (43.0)% (167,463,311)
Total Net Assets - 100.0% $ 389,713,462
~ The face amount is denominated in U.S. dollars unless otherwise indicated.
* Non-income producing security.
◊ Variable rate security. Rate indicated is the rate effective at August 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated
effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
††† Value determined based on Level 3 inputs — See Note 2 .
δ Security is an interest-only strip.
β Security is in default of interest and/or principal obligations.
∞ Affiliated issuer.
(a) Perpetual maturity.

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 27
See Sector Classification in Other Information section.
(b) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(c) Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $118,099,995 (cost $121,706,052), or 30.3% of total net assets.
(d) Fair value is determined using the net asset value of the respective underlying funds as a practical expedient in accordance with ASC Topic 820, Fair Value Measurement - See Note 2 .
(e) Special Purpose Acquisition Company (SPAC).
(f) A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(g) Rate indicated is the 7-day yield as of August 31, 2026.
(h) All or a portion of these securities have been physically segregated in connection with the unfunded loan commitments and reverse repurchase agreements. As of August 31, 2026, the total value of securities segregated was $176,357,417.
(i) Taxable municipal bond issued as part of the Build America Bond program.
(j) Zero coupon rate security.
(k) Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $7,387,373 (cost
$7,878,014), or 1.9% of total net assets - See Note 5 .
(l) Payment-in-kind security.
(m) Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2026. See table below for additional step information for each security.
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon
–

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
28 |
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
~
Value
Upfront
Premiums
Received
Unrealized
Depreciation
¥
Bank of
America
Securities,
Inc. ICE
ITRAXX.
EUR.45.V1 1.00% Quarterly 06/20/31 EUR 3,400,000 $ (93,760) $ (64,921) $ (28,839)
Centrally Cleared Credit Default Swap Agreements Protection Sold
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
Unrealized
Appreciation
¥
Bank of America
Securities, Inc. ICE
CDX.
NA.IG.46.V1 1.00% Quarterly 06/20/31 $ 3,900,000 $ 91,096 $ 71,451 $ 19,645
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Appreciation
(Depreciation)
The Toronto-Dominion Bank EUR Buy 34,000 39,399
USD
09/16/26 $ 113
JPMorgan Chase Bank, N.A. CAD Buy 23,000 16,695
USD
09/16/26 (86)
JPMorgan Chase Bank, N.A. CAD Sell 1,082,000 776,958
USD
09/16/26 (4,376)
Bank of America, N.A. GBP Sell 2,082,000 2,808,478
USD
09/16/26 (12,220)
Bank of America, N.A. EUR Sell 8,853,000 10,214,715
USD
09/16/26 (73,494)
$ (90,063)
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
¥
Includes cumulative appreciation (depreciation).

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
| 29
CAD — Canadian Dollar
CDX.NA.IG.46.V1 — Credit Default Swap North American Investment Grade Series 46 Index
Version 1
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.45.V1 — iTraxx Credit Default Swap European Investment Grade Series 45 Index
Version 1
LLC — Limited Liability Company
The following table summarizes the inputs used to value the Trust’s investments at August 31, 2026
(See Note 2 in the Notes to Schedule of Investments):
Investments in Securities
(Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 57,586 $ 104,948 $ 359 $ 162,893
Preferred Stocks 5,542,319 4,765,272 656,831 10,964,422
Warrants 3 — 3 6
Money Market Funds 1,413,770 — — 1,413,770
Municipal Bonds — 265,691,598 — 265,691,598
Corporate Bonds — 146,541,325 10,154,892 156,696,217
Asset-Backed Securities — 37,404,427 28,833,784 66,238,211
Senior Floating Rate Interests — 20,198,870 13,687,806 33,886,676
Collateralized Mortgage
Obligations — 15,504,457 — 15,504,457
Federal Agency Bonds — 3,740,626 — 3,740,626
Foreign Government Debt — 1,412,375 — 1,412,375
Options Purchased 9,763 — — 9,763
Credit Default Swap
Agreements
(a)
— 19,645 — 19,645
Forward Foreign Currency
Exchange Contracts
(a)
— 113 — 113
Unfunded Loan Commitments
( Note 4 )
(a)
— — 12,741 12,741
Total Assets $ 7,023,441 $ 495,383,656 $ 53,346,416 $ 555,753,513
– – – –
Investments in Securities
(Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Options Written $ 7,438 $ — $ — $ 7,438
Credit Default Swap
Agreements
(a)
— 28,839 — 28,839
Forward Foreign Currency
Exchange Contracts
(a)
— 90,176 — 90,176
Unfunded Loan Commitments
( Note 4 )
(a)
— — 1,246 1,246
Total Liabilities $ 7,438 $ 119,015 $ 1,246 $ 127,699
(a)
Reported as unrealized appreciation/(depreciation) at period end.

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
30 |
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of
$172,839,160 are categorized as Level 2 within the disclosure hierarchy — See Note 3.
The Trust held an investment in a private fund with a fair value of $1,463,197, which is excluded from the fair value hierarchy as of August 31, 2026, in accordance with subtopic 820-10 as investments in Investment Funds valued at net asset value, as a "practical expedient" are not required to be included in the fair value hierarchy — See Note 2.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
August 31, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed
Securities $ 17,475,336 Yield Analysis Yield 6.0%-7.5% 7.3%
Asset-Backed
Securities 10,629,100
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Asset-Backed
Securities 462,849
Third Party
Pricing Trade Price — —
Asset-Backed
Securities 266,499
Third Party
Pricing Broker Quote — —
Common Stocks 359 Model Price
Liquidation
Value — —
Corporate Bonds 8,064,131
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Corporate Bonds 2,090,761
Third Party
Pricing Broker Quote — —
Preferred Stocks 656,831 Yield Analysis Yield 7.2% —
Senior Floating
Rate Interests 8,944,454 Yield Analysis Yield 8.3%-16.3% 10.7%
Senior Floating
Rate Interests 3,870,365 Model Price Purchase Price — —
Senior Floating
Rate Interests 872,987
Third Party
Pricing Vendor Price — —
Unfunded Loan
Commitments 12,741 Model Price Purchase Price — —
Warrants 3 Model Price
Liquidation
Value — —
Total Assets $ 53,346,416

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 31
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Trust and excluded from the table above, if any, were not considered material to the Trust.
The Trust's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2026, the Trust had securities with a total value of $944,866 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2026:
Category
Ending Balance at
August 31, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
(a)
Liabilities:
Unfunded Loan
Commitments $ 1,246 Model Price Purchase Price — —
(a)
Inputs are weighted by the fair value of the instruments.
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 28,971,454 $ 2,162,849 $ (2,235,665) $ — $ 11,147
Corporate Bonds 10,301,047 — (15,234) — —

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
32 |
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Senior Floating Rate Interests 13,002,995 1,371,972 (1,058,616) 6,296 39
Warrants 3 — — — —
Common Stocks 7,624 — (1,562) — (3,953)
Preferred Stocks — — — — —
Unfunded Loan Commitments 10,284 — — — —
Total Assets $ 52,293,407 $ 3,534,821 $ (3,311,077) $ 6,296 $ 7,233
Liabilities
Unfunded Loan Commitments $ (33,868) $ — $ — $ — $ —

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 33
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at
August 31, 2026
Assets
Asset-Backed Securities $ (76,001) $ — $ 28,833,784 $ (75,243)
Corporate Bonds (130,921) — 10,154,892 (130,921)
Senior Floating Rate Interests 77,085 288,035 13,687,806 82,629
Warrants — — 3 —
Common Stocks (1,750) — 359 —
Preferred Stocks — 656,831 656,831 —
Unfunded Loan Commitments 2,457 — 12,741 2,457
Total Assets $ (129,130) $ 944,866 $ 53,346,416 $ (121,078)
Liabilities
Unfunded Loan Commitments $ 32,622 $ — $ (1,246) $ 32,622

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
34 |
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the
Trust. Certain securities may be subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Trust are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate
Reset Date
CAFL Issuer, LP 2025-RRTL2, 5.62% due 11/28/40 6.52% 06/28/28
Easy Street Mortgage Loan Trust 2025-RTL2, 5.61% due
10/25/40 7.50% 12/25/27
GCAT Trust 2022-NQM5, 5.71% due 08/25/67 6.71% 10/01/26
Mill City Securities Ltd. 2024-RS1, 3.00% due 11/01/69 6.00% 10/01/27
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69 6.00% 12/01/27
OBX Trust 2024-NQM6, 6.85% due 02/25/64 7.85% 04/01/28

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 35
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under
Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company
Act of 1940 (“affiliated issuer”).
Transactions during the period ended August 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
05/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
08/31/26
Shares /Face
Amount
08/31/26
Investment
Income
Common Stocks
Accuride Corp.* $ 40 $ — $ — $ — $ — $ 40 403,435 $ —
Accuride Liquidating
Trust* — — — — — — 25 —
BP Holdco LLC 7,265 — (1,562) (3,953) (1,750) — — —
Senior Floating
Rate Interests
Accuride
Intermediate Co.,
Inc., 8.15% (3
Month Term SOFR
+ 4.50%) (in-kind
rate was 8.15%) due
03/07/30 571,593 6,675 — — 30,890 609,158 313,701 260
$ 578,898 $ 6,675 $ (1,562) $ (3,953) $ 29,140 $ 609,198 $ 260
*
Non-income producing security.

INVESTMENTS (Unaudited)
NOTES TO SCHEDULE OF
36 |
August 31, 2026
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust (the “Trust”) was
organized as a Delaware statutory trust on June 30, 2010. The Trust is registered as a diversified, closed-end management investment company under the Investment Company
Act of 1940, as amended (the “1940 Act”).
The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives are considered fundamental and may not be changed without shareholder approval.
For information on the Trust’s other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Trust operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment
Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Trust  (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Trust Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Funds
Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Trust with respect to all Trust investments and/or other assets. As the Trust’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Trust
Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Trust’s securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Trust seeks to comply with regulations that apply to the valuation practices of registered investment companies.

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 37
August 31, 2026
Valuations of the Trust’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation
Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the
Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
In general, portfolio securities and assets of the Trust will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of the Trust for which market quotations are not readily available, or deemed unreliable by the Adviser, the Trust will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price the Trust may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Trust could reasonably expect to receive upon the sale of the portfolio security or asset.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq
Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.
Note 1 ‒ Organization and Significant Accounting Policies  (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
38 |
August 31, 2026
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the
NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued using a price provided by a pricing service.
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange.
Note 1 ‒ Organization and Significant Accounting Policies  (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 39
August 31, 2026
However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
The Trust may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Trust determines its NAV. There can be no assurance in each case that significant events will be identified.
Valuations of the Trust’s securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee
Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that the Trust could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Trust, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Trust in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. The
Trust may also use third-party service providers to model certain securities to determine fair market value. While the Trust’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Trust’s portfolio securities as of the time of pricing, the Trust cannot guarantee that any fair valuation will, in fact, approximate the amount the Trust would actually realize upon the sale of the securities in question.
Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Trust’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval).
Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
Note 1 ‒ Organization and Significant Accounting Policies  (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
40 |
August 31, 2026
The Trust may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the
SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears.
There is no guarantee that the SPACs in which the Trust invests will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market
Note 1 ‒ Organization and Significant Accounting Policies  (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 41
August 31, 2026
quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Trust can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level
1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Trust’s investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices;
broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2, as indicated
in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Trust’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support such quotes.
Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
Private funds are valued using the net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in private funds, provided certain conditions are met.
As such, the Trust’s investments in private funds are carried at fair value which generally represents the Trust’s pro-rata interest in the net assets of each private fund as reported by the administrators and/or investment managers of the underlying private funds. As needed, the reported net asset value is adjusted for investment activity subsequent to the most recent net asset value provided by the private funds' management.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The
Note 2 ‒ Fair Value Measurement (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
42 |
August 31, 2026
suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 3 ‒ Derivatives
As part of its investment strategy, the Trust utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices.
Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging)
purposes, for diversification purposes, to change the duration of the Trust, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Trust uses derivative instruments, how these derivative instruments are accounted for and their effects on the Trust’s financial position and results of operations.
The Trust utilized derivatives for the following purposes:
Duration : the use of an instrument to manage the interest rate risk of a portfolio.
Hedge : an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Speculation : the use of an instrument to express macro-economic and other investment views.
To the extent the Trust’s investment strategy consistently involves applying leverage, the value of the Trust’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Trust’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Trust to be more volatile and riskier than if the Trust had not been leveraged.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
Note 2 ‒ Fair Value Measurement (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Trust bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.
Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Trust utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Trust or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other.
The Trust enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Trust if the Trust is selling the credit protection. If the Trust utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Trust bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Trust is selling credit protection, the default of a third-party issuer.
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
44 |
August 31, 2026
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Trust may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with the use of derivative instruments, the Trust is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Trust uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Trust as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Trust’s indirect and direct exposure to foreign currencies subjects the Trust to the risk that those currencies will decline in value relative to the U.S.
dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
In addition, the Trust may incur transaction costs in connection with conversions between various currencies. The Trust may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts.
However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
The Trust may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S.
dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations.
Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Trust.
Reverse Repurchase Agreements
The Trust may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Trust temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash.
At the same time, the Trust agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Trust may enter into such agreements to seek to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Trust enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Trust's assets. As a result, such transactions may increase fluctuations in the market value of the Trust's assets.
Note 4 ‒ Unfunded Loan Commitments and Other Commitments
Pursuant to the terms of certain loan agreements, the Trust held unfunded loan commitments as of August 31, 2026. The Trust is obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of August 31, 2026, were as follows:
Borrower
Maturity
Date
Face
Amount
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Cliffwater LLC 10/07/30 $ 30,000 $ 27,942 $ 28,011 $ 69
Datix Bidco Ltd. 10/30/30 123,500 106,396 112,779 6,383
Datix Bidco Ltd. 04/30/31 140,000 140,000 139,245 (755)
HIG Operations
Holdings, Inc. 06/11/31 54,899 54,779 54,365 (414)
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
46 |
August 31, 2026
As of August 31, 2026, the Trust has committed to invest additional capital in the future and is obligated to fund the following commitments for each respective private fund:
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the
Board:
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Trust are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect)
individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic,
Borrower
Maturity
Date
Face
Amount
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Kroll, Inc. 09/13/32 $ 71,667 $ 66,945 $ 71,667 $ 4,722
MB2 Dental
Solutions LLC 02/13/31 52,200 46,488 48,055 1,567
Polaris Newco
LLC 03/03/28 94,000 94,000 94,000 —
Vacation Rental
Brands
Holdings 05/06/32 180,758 179,268 179,191 (77)
$11,495
Private Funds
Commitment
Amount
FTAI Aircraft Leasing Offshore SPV, LP1 $112,500
Restricted Securities Acquisition Date Cost Value
Central Storage Safety Project Trust
4.82% due 02/01/38 02/02/18 $ 5,703,157 $ 5,296,612
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 2,087,640 2,090,520
Mirabela Nickel Ltd.
due 06/24/19*
,β
12/31/13 87,217 241
$ 7,878,014 $ 7,387,373
*
Non-income producing security.
β
Security is in default of interest and/or principal obligations.
Note 4 ‒ Unfunded Loan Commitments and Other Commitments  (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 47
August 31, 2026
As of August 31, 2026, the Trust has committed to invest additional capital in the future and is obligated to fund the following commitments for each respective private fund:
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the
Board:
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Trust are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect)
individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic,
Borrower
Maturity
Date
Face
Amount
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Kroll, Inc. 09/13/32 $ 71,667 $ 66,945 $ 71,667 $ 4,722
MB2 Dental
Solutions LLC 02/13/31 52,200 46,488 48,055 1,567
Polaris Newco
LLC 03/03/28 94,000 94,000 94,000 —
Vacation Rental
Brands
Holdings 05/06/32 180,758 179,268 179,191 (77)
$11,495
Private Funds
Commitment
Amount
FTAI Aircraft Leasing Offshore SPV, LP1 $112,500
Restricted Securities Acquisition Date Cost Value
Central Storage Safety Project Trust
4.82% due 02/01/38 02/02/18 $ 5,703,157 $ 5,296,612
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 2,087,640 2,090,520
Mirabela Nickel Ltd.
due 06/24/19*
,β
12/31/13 87,217 241
$ 7,878,014 $ 7,387,373
*
Non-income producing security.
β
Security is in default of interest and/or principal obligations.
political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by
U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Trust in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets.
The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Trust’s investments and performance of the Trust.
Note 6 ‒ Market Risks (continued)

OTHER INFORMATION (Unaudited)
48 |
August 31, 2026
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Trust’s registration statement, the Trust has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Trust usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as
Bloomberg Industry Classification System, Global Industry Classification Standards and
Barclays Global Classification Scheme.